10. Stock-Based Compensation (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Number of Options
Number of Options Outstanding, Beginning
Number of Options Issued	500,000
Number of Options Outstanding, End	500,000
Weighted Average Exercise Price
Weighted Average Exercise Price Issued	$ 4.54
Weighted Average Exercise Price Outstanding, Ending	$ 4.54
Other Stock Options
Number of Options
Number of Options Outstanding, Beginning	584,650
Number of Option Forfeited
Number of Options Outstanding, End	584,650
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.53
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Outstanding, Ending	$ 0.53